Loans to customers (Details 6) - Credit Allowance Changes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	$ 1,129,522	$ 168,744	$ 44,513
Transfers from Stage 1 to Stage 2	(63,015)	(8,535)	(1,951)
Transfers from Stage 2 to Stage 1	31,475	3,279	2,621
Transfers to Stage 3	(149,355)	(11,069)	(2,997)
Transfers from Stage 3	735	18	(0)
Write-offs	(0)	(0)	(0)
Net increase of gross carrying amount	515,802	1,020,838	137,483
Effect of changes in exchange rates (OCI)	55,876	(43,753)	(10,925)
Gross carrying amount at end of the year	1,521,040	1,129,522	168,744
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	200,040	22,634	16,335
Transfers from Stage 1 to Stage 2	63,015	8,535	1,951
Transfers from Stage 2 to Stage 1	(31,475)	(3,279)	(2,621)
Transfers to Stage 3	(112,901)	(3,324)	(1,314)
Transfers from Stage 3	701	160	8
Write-offs	(0)	(0)	(0)
Net increase of gross carrying amount	223,713	182,800	12,013
Effect of changes in exchange rates (OCI)	8,073	(7,486)	(3,738)
Gross carrying amount at end of the year	351,166	200,040	22,634
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	62,788	9,526	2,166
Transfers from Stage 1 to Stage 2	(0)	(0)	(0)
Transfers from Stage 2 to Stage 1	(0)	(0)	(0)
Transfers to Stage 3	262,256	14,393	4,311
Transfers from Stage 3	(1,436)	(178)	(8)
Write-offs	(408,605)	(14,676)	(4,525)
Net increase of gross carrying amount	186,632	56,160	8,123
Effect of changes in exchange rates (OCI)	2,658	(2,437)	(541)
Gross carrying amount at end of the year	104,293	62,788	9,526
Total [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	1,392,350	200,904	63,014
Transfers from Stage 1 to Stage 2	(0)	(0)	(0)
Transfers from Stage 2 to Stage 1	(0)	(0)	(0)
Transfers to Stage 3	(0)	(0)	(0)
Transfers from Stage 3	(0)	(0)	(0)
Write-offs	(408,605)	(14,676)	(4,525)
Net increase of gross carrying amount	926,147	1,259,798	157,619
Effect of changes in exchange rates (OCI)	66,607	(53,676)	(15,204)
Gross carrying amount at end of the year	$ 1,976,499	$ 1,392,350	$ 200,904